Condensed Consolidated Statements of Stockholders’ Equity (Deficit)/Members’ Equity (Unaudited) - USD ($) $ in Thousands	Units	Members’ capital	Accumulated deficit	Accumulated other comprehensive loss	Common Stock Class A	Common Stock Class B	Additional paid-in capital	Shareholder’s equity	Non- Controlling Interest	Members’ Equity [Member]	Series A Preferred Stock	Total
Balance at Dec. 31, 2021			$ (6,719)	$ (1,261)				$ 28,012		$ 35,992		$ 28,012
Net income (loss)			(17,428)					(17,428)				(17,428)
Foreign currency translation income (loss)				(429)				(429)				(429)
Units issued								38,209		38,209		38,209
Units issued, debt to equity conversion								20,000		20,000		20,000
Balance at Dec. 31, 2022		$ 94,201	(24,147)	(1,690)				68,364		94,201		68,364
Balance (in Shares) at Dec. 31, 2022	54,483,789
Net income (loss)			(9,850)									(9,850)
Foreign currency translation income (loss)				283								283
Balance at Mar. 31, 2023		94,201	(33,997)	(1,407)								58,797
Balance (in Shares) at Mar. 31, 2023	54,483,789
Balance at Dec. 31, 2022		94,201	(24,147)	(1,690)				68,364		94,201		68,364
Balance (in Shares) at Dec. 31, 2022	54,483,789
Net income (loss)												(14,342)
Foreign currency translation income (loss)												(114)
Balance at Sep. 30, 2023		95,992	(38,489)	(1,804)								55,699
Balance (in Shares) at Sep. 30, 2023	54,587,077
Balance at Dec. 31, 2022		94,201	(24,147)	(1,690)				68,364		94,201		68,364
Balance (in Shares) at Dec. 31, 2022	54,483,789
Net income (loss)			(47,604)					(47,604)	$ (383,326)			(430,930)
Foreign currency translation income (loss)				(40)				(40)	(308)			(348)
Units issued								1,791		1,791		1,791
Units issued, debt to equity conversion								7,275		7,275		7,275
Reclass of Members’ equity							$ 103,267			(103,267)
Establishment of NCI			18,072	1,514			(92,513)	(72,927)	72,927
Preferred Stock, Series A issued, debt to equity conversion							495	495	4,255			4,750
Preferred Stock, Series A issued, debt to equity conversion (in Shares)											475,000
New classes of equity – par value			(1)		$ 1	$ 6	(6)
New classes of equity – par value (in Shares)					7,258,223	62,440,940					181,415
Warrants							(369)	(369)	(3,176)			(3,545)
Earnouts			(14,915)					(14,915)	(128,313)			(143,228)
Recapitalization on Merger with FAST II			(20,991)	(176)	$ 1	$ 6	10,874	(10,286)	(54,307)			(64,593)
Recapitalization on Merger with FAST II (in Shares)					7,258,223	62,440,940					656,415
Conversion of Preferred Shares to Common Shares, Class A
Conversion of Preferred Shares to Common Shares, Class A (in Shares)					716,005						(656,415)
Conversion of Warrants to Common Shares, Class A							817	817	5,992			6,809
Conversion of Warrants to Common Shares, Class A (in Shares)					1,471,744
Stock compensation expense							8	8	60			68
Balance at Dec. 31, 2023			(68,595)	(216)	$ 1	$ 6	11,699	(57,105)	(431,889)			(488,994)
Balance (in Shares) at Dec. 31, 2023					9,445,972	62,440,940
Balance at Mar. 31, 2023		94,201	(33,997)	(1,407)								58,797
Balance (in Shares) at Mar. 31, 2023	54,483,789
Net income (loss)			(8,802)									(8,802)
Foreign currency translation income (loss)				(802)								(802)
Units issued		1,791										1,791
Units issued (in Shares)	103,288
Balance at Jun. 30, 2023		95,992	(42,799)	(2,209)								50,984
Balance (in Shares) at Jun. 30, 2023	54,587,077
Net income (loss)			4,310									4,310
Foreign currency translation income (loss)				405								405
Balance at Sep. 30, 2023		$ 95,992	(38,489)	(1,804)								55,699
Balance (in Shares) at Sep. 30, 2023	54,587,077
Balance at Dec. 31, 2023			(68,595)	(216)	$ 1	$ 6	11,699	(57,105)	(431,889)			(488,994)
Balance (in Shares) at Dec. 31, 2023					9,445,972	62,440,940
Conversion of warrants to common shares							(7,137)	(7,137)	7,230			93
Conversion of warrants to common shares (in Shares)					9,126
Conversion of Class B common stock to Class A common stock							(14,733)	(14,733)	14,733
Conversion of Class B common stock to Class A common stock (in Shares)					2,400,000	(2,400,000)
RSU Issuances							85	85	482			567
Net income (loss)			17,169					17,169	96,855			114,024
Foreign currency translation income (loss)				1				1	3			4
Balance at Mar. 31, 2024			(51,426)	(215)	$ 1	$ 6	(10,086)	(61,720)	(312,586)			(374,306)
Balance (in Shares) at Mar. 31, 2024					11,855,098	60,040,940
Balance at Dec. 31, 2023			(68,595)	(216)	$ 1	$ 6	11,699	(57,105)	(431,889)			(488,994)
Balance (in Shares) at Dec. 31, 2023					9,445,972	62,440,940
Net income (loss)												161,353
Foreign currency translation income (loss)
Units issued (in Shares)					1,937,500	75,562,500
Balance at Sep. 30, 2024			(44,323)	(215)	$ 1	$ 7	43,116	(1,414)	(8,061)			(9,475)
Balance (in Shares) at Sep. 30, 2024					12,079,955	68,815,940
Balance at Mar. 31, 2024			(51,426)	(215)	$ 1	$ 6	(10,086)	(61,720)	(312,586)			(374,306)
Balance (in Shares) at Mar. 31, 2024					11,855,098	60,040,940
Release of earnout Common shares from escrow and other						$ 1	15,681	15,682	50,573			66,255
Release of earnout Common shares from escrow and other (in Shares)					224,857	8,775,000
RSU Issuances							86	86	472			558
Net income (loss)			1,234					1,234	6,794			8,028
Foreign currency translation income (loss)				(1)				(1)	(7)			(8)
Balance at Jun. 30, 2024			(50,192)	(216)	$ 1	$ 7	5,681	(44,719)	(254,754)			(299,473)
Balance (in Shares) at Jun. 30, 2024					12,079,955	68,815,940
Forfeiture of earnout shares							10,345	10,345	58,935			69,280
Reclassification of stock price based earnout shares							27,004	27,004	153,832			180,836
RSU Issuances							86	86	491			577
Net income (loss)			5,869					5,869	33,432			39,301
Foreign currency translation income (loss)				1				1	3			4
Units issued (in Shares)					312,500
Balance at Sep. 30, 2024			$ (44,323)	$ (215)	$ 1	$ 7	$ 43,116	$ (1,414)	$ (8,061)			$ (9,475)
Balance (in Shares) at Sep. 30, 2024					12,079,955	68,815,940